Cash and Cash Equivalents:	6 Months Ended
Jun. 30, 2018
Cash and Cash Equivalents: [Abstract]
Cash and Cash Equivalents:

Note 5.      Cash and Cash Equivalents:

	June 30,	December 31,
	2018	2017
Bank deposits	$41,729,659	$39,649,888
Cash held in trust	45,045,428	88,500,000
Money market funds	30,549,247	9,522,830
Total	$117,324,334	$137,672,718

Payments made by Venezuela associated with the Settlement Agreement (excluding the recent transfer of Venezuelan bonds) are generally deposited into a trust account for the benefit of the Company at Banco de Desarrollo Económico y Social de Venezuela ("Bandes Bank") (the "Trust Account"), a Venezuelan state-owned development bank. Under the trust agreement, the Company can transfer the funds to its bank account outside of Venezuela. Cash held in the Trust Account as of June 30, 2018 is classified as cash and cash equivalents. Cash deposited to the Trust Account subsequent to the balance sheet date but prior to the date of issuance of the consolidated financial statements is recognized as a receivable as it represents amounts due from the sale of the Mining Data or the Arbitration Award as of the balance sheet date, for which collectability is certain.

In August 2017, the U.S. government imposed financial sanctions targeting the Venezuelan government by issuing an executive order that prohibits U.S. persons from dealing in financing of greater than 30 days for the Venezuelan government, including any entity owned or controlled by the Venezuelan government (with respect to the state oil company and its subsidiaries, these restrictions prohibit financings of greater than 90 days).  In addition, U.S. persons are prohibited from dealing in, among other things, bonds (unless otherwise exempt from U.S. Sanctions pursuant to Department of Treasury General License No. 3 issued by the Office of Foreign Asset Control ("OFAC")) or equity issued by the Venezuelan government after the U.S. financial sanctions were imposed on August 25, 2017. These U.S. financial sanctions built on sanctions imposed by the U.S. government starting in March 2015 that prohibit various Venezuelan officials from traveling to the U.S., freeze any assets they may have in the U.S. and generally prohibit U.S. persons from doing business with them and any entity they own 50% or more.

Subsequent to the U.S. actions, Canada imposed its own sanctions. Recently the U.S. government added several additional individuals to the sanctions list and prohibited U.S. persons from dealing in cryptocurrencies issued by the Venezuelan government. The U.S. and Canadian governments have been reported to be considering further sanctions (collectively, the “Sanctions”). The Sanctions, in addition to the political, economic and financial condition of Venezuela, have complicated the monthly transfer of funds from Venezuela to our North American bank account.